RAYLIANT-CHINAAMC TRANSFORMATIVE CHINA TECH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0%
	Cayman Islands - 42.3%
12,500	3SBio, Inc.(a)	$ 38,836
6,000	Akeso, Inc.(a),(b)	87,116
70,300	Alibaba Group Holding Ltd.	1,289,889
18,400	Baidu, Inc.(b)	310,894
1,980	Bilibili, Inc.(b)	49,076
11,800	China Resources Microelectronics Ltd.	89,195
55,200	Horizon Robotics(a),(b)	61,422
13,000	Innovent Biologics, Inc.(a),(b)	127,366
12,650	JD.com, Inc.	181,394
8,100	Li Auto, Inc.(b)	67,494
45,600	Meituan(a),(b)	605,248
14,800	NetEase, Inc.	408,094
10,440	NIO, Inc.(b)	54,945
2,400	Pop Mart International Group Ltd.(a)	57,882
188,000	SenseTime Group, Inc.(a),(b)	53,143
66,000	Sino Biopharmaceutical Ltd.	52,408
4,800	Sunny Optical Technology Group Company Ltd.	40,428
18,500	Tencent Holdings Ltd.	1,423,859
12,000	Wuxi Biologics Cayman, Inc.(a),(b)	48,477
146,000	Xiaomi Corp, Class B(a),(b)	737,249
12,200	XPeng, Inc.(b)	124,387
		5,908,802
	China - 56.7%
45,300	360 Security Technology, Inc.	72,357
600	ACM Research Shanghai, Inc.	15,105
1,200	Advanced Micro-Fabrication Equipment Inc China	46,798
4,000	Avary Holding Shenzhen Company Ltd.	28,931
1,400	Beijing Kingsoft Office Software, Inc.	61,475
8,700	Beijing Wantai Biological Pharmacy Enterprise(b)	55,909
318,500	BOE Technology Group Company Ltd.	191,744
20,100	BYD Company Ltd.	280,873
1,600	Cambricon Technologies Corp Ltd.(b)	310,145
16,000	Chaozhou Three-Circle Group Company Ltd.	104,675
16,700	Contemporary Amperex Technology Company Ltd.	877,042

RAYLIANT-CHINAAMC TRANSFORMATIVE CHINA TECH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	China - 56.7% (Continued)
52,500	East Money Information Company Ltd.	$ 174,022
1,200	Ecovacs Robotics Company Ltd.	13,845
1,000	Empyrean Technology Company Ltd.	15,205
3,900	Eoptolink Technology Inc Ltd.	240,299
16,100	Eve Energy Company Ltd.	151,397
13,600	Foxconn Industrial Internet Company Ltd.	120,673
17,000	Giant Network Group Company Ltd.	105,237
5,000	GigaDevice Semiconductor, Inc.	153,187
9,100	GoerTek, Inc.	37,386
6,900	Gotion High-tech Company Ltd.	38,589
17,000	Gree Electric Appliances Inc of Zhuhai	97,774
12,500	Haier Smart Home Company Ltd.	46,635
2,900	Hangzhou Chang Chuan Technology Company Ltd.	42,013
1,200	Hithink RoyalFlush Information Network Company	55,285
5,100	Huagong Tech Company Ltd.	57,855
1,600	Huaqin Technology Company Ltd.	20,761
1,400	Huizhou Desay Sv Automotive Company Ltd.	24,084
9,200	Hundsun Technologies, Inc.	39,665
13,900	Iflytek Company Ltd.	99,960
3,100	Jiangsu Hengli Hydraulic Company Ltd.	48,722
28,800	Jiangsu Hengrui Medicine Company Ltd.	245,330
8,700	Kunlun Tech Company Ltd.(b)	51,878
25,600	LONGi Green Energy Technology Company Ltd., Class A(b)	66,626
19,100	Luxshare Precision Industry Company Ltd.	154,890
18,500	Midea Group Company Ltd.	206,742
7,600	Montage Technology Company Ltd.	128,023
19,600	NARI Technology Company Ltd.	63,006
3,100	NAURA Technology Group Company Ltd.	203,507
2,300	Ningbo Deye Technology Company Ltd.	28,351
2,300	Ningbo Tuopu Group Company Ltd.	25,384
800	Piotech, Inc.	37,752
1,800	Remegen Company Ltd.(b)	20,023
1,100	Rockchip Electronics Company Ltd.	28,043
2,300	Seres Group Company Ltd.	39,783

RAYLIANT-CHINAAMC TRANSFORMATIVE CHINA TECH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	China - 56.7% (Continued)
31,000	Shanghai Electric Group Company Ltd.(b)	$ 38,168
8,100	Shanghai Fosun Pharmaceutical Group Company Ltd.	30,683
6,300	Shanghai Putailai New Energy Technology Group	24,630
2,200	Shanghai United Imaging Healthcare Company Ltd.	39,482
22,200	Shengyi Technology Company Ltd.	226,695
1,600	Shennan Circuits Company Ltd.	53,147
14,100	Shenzhen Inovance Technology Company Ltd.	151,886
2,300	Shenzhen Kinwong Electronic Company Ltd.	24,039
10,600	Shenzhen Mindray Bio-Medical Electronics Co.	288,680
300	Sichuan Kelun-Biotech Biopharmaceutical Company(a),(b)	15,118
6,900	Sungrow Power Supply Company Ltd.	168,763
9,800	Sunwoda Electronic Company Ltd.	36,646
1,500	Suzhou TFC Optical Communication Company Ltd.	43,549
10,500	TongFu Microelectronics Company Ltd.	56,606
5,900	Unigroup Guoxin Microelectronics Company Ltd.	66,491
12,000	Unisplendour Corp Ltd.	42,213
2,200	Verisilicon Microelectronics Shanghai Company Ltd.(b)	43,090
2,400	Victory Giant Technology Huizhou Company Ltd.	98,696
6,200	Will Semiconductor Company Ltd. Shanghai	111,621
17,100	WUS Printed Circuit Kunshan Company Ltd.	178,676
7,500	WuXi AppTec Company Ltd., Class A	97,210
7,100	Wuxi Lead Intelligent Equipment Company Ltd.	50,744
600	Yangtze Optical Fibre & Cable Joint Stock Ltd.	9,984
17,600	Zhejiang Dahua Technology Company Ltd.	47,668
9,000	Zhejiang Jingsheng Mechanical & Electrical Company	47,297
4,600	Zhejiang Leapmotor Technology Company Ltd.(a),(b)	28,737
17,600	Zhejiang Sanhua Intelligent Controls Company Ltd.	139,202
15,300	Zhengzhou Yutong Bus Company Ltd.	71,543
7,000	Zhongji Innolight Company Ltd.	610,602
26,500	Zoomlion Heavy Industry Science and Technology, Class A	32,703
26,600	ZTE Corporation	143,934
		7,945,489
	Hong Kong - 1.0%
54,000	CSPC Pharmaceutical Group Ltd.	58,491

RAYLIANT-CHINAAMC TRANSFORMATIVE CHINA TECH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	COMMON STOCKS — 100.0% (Continued)
	Hong Kong - 1.0% (Continued)
5,000	Hua Hong Semiconductor Ltd.(a),(b)			$ 47,734
26,000	Lenovo Group Ltd.			30,935
				137,160

	TOTAL COMMON STOCKS (Cost $14,628,748)			13,991,451

Shares		Strike Price	Expiration Date	Fair Value
	WARRANT — 0.1%
	ASSET MANAGEMENT - 0.1%
5	Solactive ChinaAMC Transformative China Tech USD	$0.01	10/2/2026	10,765

	TOTAL WARRANT (Cost $11,086)			10,765

	TOTAL INVESTMENTS - 100.1% (Cost $14,639,834)			$ 14,002,216
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(18,261)
	NET ASSETS - 100.0%			$ 13,983,955

Ltd.	- Limited Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the total market value of 144A securities is 1,908,328 or 13.6% of net assets.
(b)	Non-income producing security.